PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advance to suppliers	$ 28,366	$ 19,433
Other receivable	14,257	9,400
Staff advance	8,103	6,630
Prepaid rental expenses	8,454	8,744
Advance payments to acquisitions	4,524	3,322
Prepaid expenses	2,974	2,067
Interest income receivable	261	140
Total	$ 66,939	$ 49,736